Share Capital and Share Premium - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	Jan. 18, 2018	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2017
Disclosure of classes of share capital [abstract]
Par value per share		£ 25	£ 25
Amount of shares authorized for repurchase				£ 300
Number of shares repurchased	22
Nominal value of canceled shares		£ 11	£ 11